Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 02, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other current liabilities
Accrued advertising expense		¥ 821,059		¥ 621,238
Accrued shipping and handling expenses		418,187		336,580
Accrued payroll and social benefits		1,027,288		801,553
Deposits from delivery service providers		379,403		150,035
Taxes payables (Note a)		1,218,334		860,755
Accrued rental expenses		73,614		67,869
Accrued administrative expenses		440,784		229,795
Amounts received on behalf of third-party merchants (Note b)		741,109		300,264
Interest payable		26,649		17,356
Refund liability (Note c)		190,383
Others		175,795		151,706
Total	$ 801,775	¥ 5,512,605	¥ 4,059,058	¥ 3,537,151
Period of unconditional right of return	7 days